SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	Dec. 31, 2024
Store operating equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Mechanical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	10 years
Minimum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	3 years
Minimum [Member] | Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	40 years
Minimum [Member] | Assets subject to operating leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	40 years
Maximum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Maximum [Member] | Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	50 years
Maximum [Member] | Assets subject to operating leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	50 years